Schedule of Investments PIMCO Long Duration Total Return Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Citadel Securities LP
5.661% (TSFR3M + 3.661%) due 06/10/2033 ~	$	1,858	$1,856
Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ		412	412
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~		1,941	1,939
Discovery Global Holdings, Inc.
TBD% due 06/03/2033	EUR	1,400	1,604
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	$	2,648	2,652
Electronic Arts, Inc.
TBD% due 03/24/2033		2,000	2,007
Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~		2,757	2,735
Quikrete Holdings, Inc.
5.894% (TSFR1M + 3.644%) due 03/19/2029 ~		1,048	1,050
5.894% (TSFR1M + 3.644%) due 02/10/2032 ~		1,383	1,383
Telecom Serbia
3.967% (EUR006M + 2.606%) due 06/11/2029 «~	EUR	4,285	4,829
UKG, Inc.
5.913% - 6.163% (TSFR3M + 3.663%) due 02/10/2031 ~	$	590	557

Total Loan Participations and Assignments (Cost $20,795)			21,024

CORPORATE BONDS & NOTES 48.6%
BANKING & FINANCE 20.5% 123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	263
Accident Fund Insurance Co. of America
8.500% due 08/01/2032		2,000	2,004
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		1,000	914
3.850% due 10/29/2041		367	296
4.750% due 01/15/2033		1,750	1,710
Aircastle Ltd.
2.850% due 01/26/2028		2,010	1,950
Aircastle Ltd./Aircastle Ireland DAC
5.000% due 05/15/2031		800	793
American Express Co.
3.433% due 05/20/2032 •	EUR	1,600	1,832
5.667% due 04/25/2036 •	$	500	518
American Financial Group, Inc.
4.500% due 06/15/2047		7,400	6,123
American Homes 4 Rent LP
3.625% due 04/15/2032		1,200	1,115
American Honda Finance Corp.
5.250% due 07/07/2026		600	600
American Tower Corp.
2.100% due 06/15/2030		1,550	1,402
2.900% due 01/15/2030		300	282
2.950% due 01/15/2051		2,800	1,758
5.550% due 07/15/2033		3,500	3,592
Antares Holdings LP
6.625% due 06/10/2031		2,400	2,401
Arch Capital Group Ltd.
3.635% due 06/30/2050		4,200	3,061
ARES Capital Corp.
2.150% due 07/15/2026		1,500	1,498
ARES Finance Co. IV LLC
3.650% due 02/01/2052		3,100	2,138
ARES Strategic Income Fund
4.850% due 01/15/2029		1,100	1,078
5.800% due 09/09/2030		1,600	1,577
Athene Global Funding
5.516% due 03/25/2027		1,200	1,207
5.583% due 01/09/2029		3,500	3,551
Aviation Capital Group LLC
6.375% due 07/15/2030		3,500	3,673
Avilease Capital Ltd.
4.750% due 11/12/2030		1,100	1,077
Avolon Holdings Funding Ltd.
4.850% due 04/01/2033		1,600	1,549
4.950% due 10/15/2032
		2,000	1,952

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031		3,000	2,996
Banco BTG Pactual SA
5.500% due 01/27/2031		1,900	1,878
Banco do Brasil SA
5.625% due 10/23/2031		1,200	1,190
Banco Santander SA
4.867% due 04/15/2031		4,000	3,978
Bank Hapoalim BM
4.722% due 07/14/2029		3,000	2,965
Bank Leumi Le-Israel BM
5.642% due 06/29/2033		2,200	2,212
7.129% due 07/18/2033 •(g)		1,000	1,027
Bank of America Corp.
5.819% due 09/15/2029 •		3,300	3,377
Bank of Nova Scotia
4.813% due 02/02/2034 •		800	788
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		2,300	1,980
2.850% due 08/05/2051		2,800	1,713
Blackstone Secured Lending Fund
5.250% due 09/04/2029		1,300	1,280
Block Financial LLC
5.375% due 09/15/2032		2,000	1,961
Blue Owl Capital Corp.
6.450% due 09/15/2028		1,100	1,114
Blue Owl Finance LLC
3.125% due 06/10/2031		4,408	3,877
4.375% due 02/15/2032		200	184
BNP Paribas SA
4.892% due 06/30/2030 •		1,500	1,500
5.283% due 11/19/2030 •		1,000	1,011
BPCE SA
7.003% due 10/19/2034 •		13,450	14,651
Broadstone Net Lease LLC
5.000% due 11/01/2032		300	296
Brookfield Asset Management Ltd.
4.832% due 04/15/2031		600	595
5.298% due 01/15/2036		500	488
5.795% due 04/24/2035		700	716
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340% due 01/30/2032		5,190	4,557
Brookfield Finance LLC/Brookfield Finance, Inc.
3.450% due 04/15/2050		50	34
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	4,165
3.625% due 02/15/2052		800	557
4.700% due 09/20/2047		5,500	4,660
Brown & Brown, Inc.
5.650% due 06/11/2034		1,650	1,672
CaixaBank SA
6.037% due 06/15/2035 •		900	940
6.840% due 09/13/2034 •		3,900	4,258
Cape Lookout Re Ltd.
12.226% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,700	2,695
Capital One Financial Corp.
5.197% due 09/11/2036 •		2,200	2,142
Carlyle Finance LLC
5.650% due 09/15/2048		6,000	5,724
CBRE Services, Inc.
5.950% due 08/15/2034		1,900	1,983
CFE Fibra E
5.875% due 09/23/2040		1,069	1,043
Charles River Re Ltd.
11.152% (BNMMDTSC + 7.632%) due 05/10/2031 ~		250	253
CI Financial Corp.
7.500% due 05/30/2029		150	157
Citadel Finance LLC
5.150% due 02/14/2031		800	782
Citizens Financial Group, Inc.
5.718% due 07/23/2032 •		3,000	3,080
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	254
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		250	254
Community Preservation Corp.
2.867% due 02/01/2030		1,980	1,835
COPT Defense Properties LP
4.500% due 10/15/2030		400	394
CoStar Group, Inc.
2.800% due 07/15/2030		1,500	1,350
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,000	627
Credit Agricole SA
5.186% due 08/01/2032 •	$	1,700	1,708
5.261% due 01/12/2037 •		2,750	2,706
7.250% due 09/23/2028 •(f)(g)	EUR	400	486

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028	$	100	98
DAE Sukuk Difc Ltd.
4.500% due 10/16/2030		800	771
Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(f)		1,200	1,223
Danske Bank AS
4.375% due 06/12/2028		6,200	6,183
Depository Trust Co.
4.550% due 03/27/2031		600	597
DNB Bank ASA
4.832% due 03/30/2032 •		1,700	1,694
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		5,000	4,651
Encore Capital Group, Inc.
6.625% due 04/15/2031		1,300	1,316
EPR Properties
3.750% due 08/15/2029		900	866
EQT AB
5.850% due 05/08/2035		2,200	2,212
Equinix Asia Financing Corp. Pte. Ltd.
4.400% due 03/15/2031		1,700	1,662
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		700	692
Equinix, Inc.
3.400% due 02/15/2052		1,900	1,297
Equitable Holdings, Inc.
5.000% due 04/20/2048		3,393	2,967
Essential Properties LP
5.375% due 07/15/2036		1,300	1,283
Extra Space Storage LP
2.350% due 03/15/2032		400	349
5.500% due 07/01/2030		1,100	1,126
F&G Global Funding
2.000% due 09/20/2028		1,100	1,025
5.875% due 01/16/2030		1,000	1,012
Fairfax Financial Holdings Ltd.
6.100% due 03/15/2055		2,300	2,272
Farmers Insurance Exchange
4.747% due 11/01/2057 •		3,300	2,821
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		2,800	2,799
Fish Pond Re Ltd.
7.570% (BRMMUSDF + 4.020%) due 01/08/2027 ~		2,700	2,717
FMR LLC
5.150% due 02/01/2043		11,300	10,637
Ford Motor Credit Co. LLC
6.800% due 05/12/2028		5,900	6,071
Freedom Mortgage Holdings LLC
6.875% due 05/01/2031		600	583
FS KKR Capital Corp.
3.125% due 10/12/2028		1,800	1,695
3.250% due 07/15/2027		2,200	2,143
GA Global Funding Trust
1.950% due 09/15/2028		1,400	1,313
2.250% due 01/06/2027		1,600	1,581
2.900% due 01/06/2032		1,600	1,409
Global Atlantic Fin Co.
3.125% due 06/15/2031		1,500	1,346
GLP Capital LP/GLP Financing II, Inc.
5.625% due 03/01/2036		300	294
5.750% due 11/01/2037		2,800	2,761
6.250% due 09/15/2054		721	724
Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		300	303
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~		700	718
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		6,000	5,390
3.509% due 08/17/2033 •	EUR	1,800	2,044
5.094% due 04/20/2034 •	$	800	797
5.218% due 04/23/2031 •		2,300	2,323
5.330% due 07/23/2035 •		2,100	2,108
5.536% due 01/28/2036 •		2,000	2,032
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		7,400	6,747
Hanover Insurance Group, Inc.
5.500% due 09/01/2035		1,500	1,511
Hardwood Funding LLC
5.330% due 06/07/2035 «(i)		900	904
HPS Corporate Lending Fund
5.450% due 11/15/2030		900	871
5.850% due 06/05/2030		2,100	2,071
HSBC Holdings PLC
5.208% due 05/12/2034 •		1,700	1,694
ING Groep NV
6.114% due 09/11/2034 •		6,919	7,324

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Intercontinental Exchange, Inc.
3.000% due 09/15/2060	2,100	1,236
Intesa Sanpaolo SpA
8.248% due 11/21/2033 •	2,289	2,646
Invitation Homes Operating Partnership LP
5.450% due 08/15/2030	3,100	3,152
JAB Holdings BV
3.750% due 05/28/2051	2,750	1,909
4.500% due 04/08/2052	300	231
Jackson National Life Global Funding
4.600% due 10/01/2029	1,400	1,381
Jones Lang LaSalle, Inc.
6.875% due 12/01/2028	2,150	2,253
JPMorgan Chase & Co.
5.140% due 01/24/2031 •	2,000	2,023
5.572% due 04/22/2036 •	4,300	4,422
Kilroy Realty LP
2.650% due 11/15/2033	200	163
Kizuna RE III Pte. Ltd.
6.539% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	490	498
KKR Group Finance Co. X LLC
3.250% due 12/15/2051	2,500	1,585
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030	300	303
Lazard Group LLC
4.375% due 03/11/2029	1,800	1,780
Lehman Brothers Holdings, Inc.
0.000% due 09/27/2027 ^(c)	1,200	0
Liberty Mutual Group, Inc.
5.250% due 05/01/2036	2,000	1,978
Lincoln Financial Global Funding
4.625% due 08/18/2030	300	297
Lloyds Banking Group PLC
3.750% due 03/18/2028 •	1,000	995
5.985% due 08/07/2027 •	1,700	1,703
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~	250	249
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~	250	251
Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~	300	300
Longleaf Pine Re Ltd.
21.453% (GSMMUSTI + 17.932%) due 05/27/2031 ~	900	919
Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~	250	250
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~	250	250
LPL Holdings, Inc.
5.150% due 06/15/2030	1,000	1,003
Lseg U.S. Fin Corp.
4.500% due 03/23/2031	2,200	2,169
Marex Group PLC
5.829% due 05/08/2028	800	806
Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •	1,200	1,215
Mercury General Corp.
6.250% due 06/15/2036	600	611
Met Tower Global Funding
4.200% due 09/16/2030	2,500	2,448
Mitsubishi UFJ Financial Group, Inc.
4.847% due 04/21/2032 •	1,600	1,593
Mizuho Financial Group, Inc.
4.965% due 07/13/2032 •(b)	1,100	1,097
Morgan Stanley
0.000% due 04/02/2032 þ(i)	3,700	2,761
4.654% due 10/18/2030 •	3,000	2,984
4.809% due 04/16/2032 •	1,800	1,786
5.042% due 07/19/2030 •	2,300	2,316
Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	800	797
Morgan Stanley Private Bank NA
4.465% due 11/19/2031 •	1,600	1,573
Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029	400	400
National Health Investors, Inc.
3.000% due 02/01/2031	460	417
National Securities Clearing Corp.
4.900% due 06/26/2029	4,000	4,045
Nationwide Building Society
6.557% due 10/18/2027 •	6,100	6,135
Nationwide Financial Services, Inc.
3.900% due 11/30/2049	4,000	2,997
NatWest Group PLC
4.892% due 05/18/2029 •	5,900	5,917
Newmark Group, Inc.
7.500% due 01/12/2029	1,467	1,538
Nippon Life Insurance Co.
5.046% due 04/02/2033	1,000	1,003

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		170	158
Nomura Holdings, Inc.
4.904% due 07/01/2030		200	200
5.783% due 07/03/2034		1,000	1,031
7.000% due 07/15/2030 •(f)(g)		2,300	2,366
Norinchukin Bank
5.356% due 03/10/2036		800	793
5.359% due 09/09/2035		1,400	1,391
OneMain Finance Corp.
3.500% due 01/15/2027		1,990	1,974
Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	297
Pacific Life Insurance Co.
5.950% due 09/15/2055	$	4,300	4,293
Polestar Re Ltd.
16.800% (BRMMUSDF + 13.250%) due 01/07/2027 ~		1,700	1,746
Popular, Inc.
7.250% due 03/13/2028		2,400	2,474
Progressive Corp.
5.150% due 03/26/2036		1,400	1,400
Prologis Targeted U.S. Logistics Fund LP
4.250% due 01/15/2031		800	780
4.625% due 03/15/2033		700	682
Protective Life Corp.
5.350% due 12/15/2035		1,700	1,671
Public Storage Operating Co.
3.500% due 01/20/2034	EUR	1,700	1,910
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~	$	4,800	4,824
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	300	348
Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~		250	290
Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~	$	250	250
Regency Centers LP
4.500% due 03/15/2033		400	389
Reinsurance Group of America, Inc.
6.000% due 09/15/2033		2,100	2,191
RGA Global Funding
6.000% due 11/21/2028		3,500	3,593
Rocket Cos., Inc.
6.125% due 08/01/2031		700	715
Sammons Financial Group Global Funding
4.800% due 12/12/2030		900	889
4.950% due 06/12/2030		2,100	2,093
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		200	182
SBA Tower Trust
4.831% due 10/15/2054		4,300	4,302
Sixth Street Lending Partners
5.750% due 01/15/2030		1,000	994
Skandinaviska Enskilda Banken AB
4.500% due 09/03/2030		1,500	1,485
Societe Generale SA
4.450% due 04/12/2030 •		1,600	1,581
5.250% due 02/19/2027		600	603
5.400% due 08/08/2034 •(b)		1,100	1,094
Sompo Holdings, Inc.
5.411% due 04/22/2037 •		1,000	982
Standard Chartered PLC
6.750% due 02/08/2028 •		1,000	1,013
Starwood Property Trust, Inc.
6.500% due 07/01/2030		1,000	1,023
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029		1,000	997
5.400% due 09/15/2030		800	784
Sumisho Air Lease Corp.
4.850% due 03/24/2031		2,300	2,277
Sumitomo Mitsui Financial Group, Inc.
4.934% due 07/07/2032 •(b)		1,400	1,395
Synchrony Financial
2.875% due 10/28/2031		430	380
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~		250	250
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	258
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	249
Trust 2401
4.869% due 01/15/2030		395	385
Trust Fibra Uno
4.869% due 01/15/2030		205	198
U.S. Bancorp
5.424% due 02/12/2036 •		600	611

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

UBS Group AG
1.494% due 08/10/2027 •		5,600	5,580
3.091% due 05/14/2032 •		7,500	6,885
4.703% due 08/05/2027 •		2,200	2,200
4.988% due 08/05/2033 •		1,700	1,691
5.428% due 02/08/2030 •		1,700	1,724
UniCredit SpA
3.127% due 06/03/2032 •		5,700	5,232
Ursa Re II Ltd.
11.260% (MSMMUSTF + 7.750%) due 06/07/2028 ~		300	309
Ursa Re Ltd.
9.020% (BNMMDTSC + 5.500%) due 12/07/2026 ~		2,500	2,526
VICI Properties LP
6.125% due 04/01/2054		710	695
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		2,900	2,818
4.250% due 12/01/2026		542	541
Vitality Re XVI Ltd.
5.260% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	249
7.260% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	249
Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~		300	300
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~		250	250
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250
Wells Fargo & Co.
3.068% due 04/30/2041 •		400	306
5.150% due 04/23/2031 •		4,000	4,043
5.244% due 01/24/2031 •		2,000	2,028
5.605% due 04/23/2036 •		5,800	5,948
Welltower OP LLC
5.125% due 03/15/2043		10,600	9,963
Windmill III Re DAC
7.285% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	294
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~	$	250	250
Winston RE Ltd.
15.210% (BNMMDTSC + 11.690%) due 02/26/2031 ~		2,800	2,856
WP Carey, Inc.
3.250% due 10/02/2031	EUR	400	450
4.650% due 07/15/2030	$	700	696
Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~	EUR	250	286
Zions Bancorp NA
4.483% due 02/09/2029 •	$	1,200	1,190

			455,019

INDUSTRIALS 16.8%
Abbott Laboratories
4.650% due 03/15/2036		1,700	1,651
AbbVie, Inc.
4.125% due 03/15/2031		4,000	3,916
4.400% due 03/15/2033		4,000	3,915
AEP Transmission Co. LLC
3.650% due 04/01/2050		50	37
Air Canada Pass-Through Trust
3.300% due 07/15/2031		493	469
3.750% due 06/15/2029		207	204
5.250% due 10/01/2030		523	527
Aker BP ASA
3.100% due 07/15/2031		1,600	1,463
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,308	1,309
Alphabet, Inc.
3.500% due 11/06/2038	EUR	2,900	3,205
Amazon.com, Inc.
5.650% due 03/13/2046	$	5,800	5,745
American Airlines Pass-Through Trust
2.875% due 01/11/2036		81	73
3.000% due 04/15/2030		2,745	2,660
3.250% due 04/15/2030		1,867	1,785
3.650% due 08/15/2030		114	111
Amgen, Inc.
4.400% due 02/22/2062		1,994	1,566
4.663% due 06/15/2051		3,779	3,213
4.850% due 02/19/2036		1,800	1,764
Ashtead Capital, Inc.
4.000% due 05/01/2028		1,200	1,181
5.950% due 10/15/2033		2,200	2,271
Australian Metcoal Financing Pty. Ltd.
6.250% due 10/22/2031		1,000	1,018
Bacardi Ltd./Bacardi-Martini BV
5.900% due 06/15/2043		5,073	4,936
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.650% due 06/15/2033		2,000	1,957

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Baptist Health South Florida Obligated Group
3.115% due 11/15/2071		3,300	1,758
Bayer U.S. Finance II LLC
4.375% due 12/15/2028		400	396
Beignet Investor LLC
6.581% due 05/30/2049		10,638	10,858
Berry Global, Inc.
5.500% due 04/15/2028		2,200	2,234
Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		1,490	959
Block, Inc.
5.625% due 08/15/2030		600	602
Boeing Co.
6.528% due 05/01/2034		2,400	2,612
6.858% due 05/01/2054		1,200	1,350
7.008% due 05/01/2064		674	767
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		1,080	1,054
Boston Scientific Corp.
7.375% due 01/15/2040		12,750	15,185
Brightstar Lottery Holdings BV
4.250% due 03/15/2030	EUR	2,800	3,245
British Airways Pass-Through Trust
3.300% due 06/15/2034	$	137	129
3.350% due 12/15/2030		34	33
Broadcom, Inc.
2.600% due 02/15/2033		1,300	1,130
3.187% due 11/15/2036		1,899	1,592
3.419% due 04/15/2033		1,400	1,277
3.469% due 04/15/2034		5,150	4,626
3.500% due 02/15/2041		300	240
4.150% due 04/15/2032		2,000	1,925
Cameron LNG LLC
3.701% due 01/15/2039		1,400	1,188
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		3,200	3,174
3.276% due 12/01/2028		500	481
3.569% due 12/01/2031		2,900	2,664
Centene Corp.
2.450% due 07/15/2028		700	666
CGI, Inc.
2.300% due 09/14/2031		1,600	1,388
Cheniere Energy, Inc.
5.200% due 07/30/2036		800	788
Cigna Group
5.250% due 01/15/2036		2,000	2,006
City of Hope
4.378% due 08/15/2048		1,010	825
Clorox Co.
4.950% due 05/15/2033		1,500	1,486
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037		1,300	1,423
CommonSpirit Health
4.975% due 09/01/2035		3,100	3,009
Conagra Brands, Inc.
5.750% due 08/01/2035 (k)		1,100	1,112
Continental Wind LLC
6.000% due 02/28/2033		905	914
Corp. Nacional del Cobre de Chile
6.330% due 01/13/2035		3,000	3,158
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031		800	779
DAE Funding LLC
3.375% due 03/20/2028		2,700	2,614
Devon Energy Corp.
5.750% due 09/15/2054		1,143	1,102
Elevance Health, Inc.
5.850% due 11/01/2064		4,500	4,427
Embraer Netherlands Finance BV
5.980% due 02/11/2035		1,130	1,180
Enbridge, Inc.
5.700% due 03/08/2033		2,150	2,221
5.950% due 04/05/2054		488	490
Energy Transfer LP
5.300% due 04/15/2047		7,400	6,647
6.050% due 06/01/2041		3,200	3,263
6.250% due 04/15/2049		100	100
6.625% due 10/15/2036		5,200	5,630
7.500% due 07/01/2038		4,135	4,780
Eni SpA
5.750% due 05/19/2035		1,000	1,028
Entergy Louisiana LLC
2.900% due 03/15/2051		2,100	1,318
4.900% due 04/15/2036		900	878
Enterprise Products Operating LLC
4.450% due 02/15/2043		1,000	875

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		800	786
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		3,300	3,199
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		5,000	4,621
4.317% due 12/30/2039		1,750	1,485
Global Payments, Inc.
4.875% due 11/15/2030		1,400	1,377
Green Palm Bidco SARL
6.462% due 06/30/2046		1,000	1,014
HCA, Inc.
3.625% due 03/15/2032		2,500	2,328
4.625% due 03/15/2052		1,000	815
5.125% due 06/15/2039		2,900	2,766
5.250% due 06/15/2049		600	539
5.500% due 06/15/2047		450	420
6.000% due 04/01/2054		698	690
Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	300	422
Hyundai Capital America
5.000% due 04/07/2031	$	1,600	1,598
5.400% due 06/24/2031		2,800	2,841
Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031 (g)	EUR	2,300	2,812
Imperial Brands Finance PLC
3.500% due 07/26/2026	$	550	550
Intralot Capital Luxembourg SA
6.731% due 10/15/2031 •	EUR	2,000	2,309
JDE Peet’s NV
2.250% due 09/24/2031	$	300	260
JetBlue Pass-Through Trust
4.000% due 05/15/2034		128	122
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		400	431
Kraft Heinz Foods Co.
5.200% due 03/15/2032		2,400	2,432
6.500% due 02/09/2040		310	327
Las Vegas Sands Corp.
3.900% due 08/08/2029		1,600	1,546
6.200% due 08/15/2034		719	740
Maple Parent Holdings Corp.
5.050% due 03/26/2031		1,600	1,599
Marriott International, Inc.
5.500% due 04/15/2037		1,700	1,717
Mars, Inc.
4.800% due 03/01/2030		1,100	1,103
5.200% due 03/01/2035		2,000	2,009
5.650% due 05/01/2045		500	497
Medtronic, Inc.
4.200% due 10/15/2045	EUR	800	897
Meta Platforms, Inc.
5.400% due 08/15/2054	$	2,400	2,119
6.200% due 05/15/2046		2,400	2,403
Microchip Technology, Inc.
5.050% due 02/15/2030		1,100	1,105
Micron Technology, Inc.
3.366% due 11/01/2041		300	234
Miller Homes Group Finco PLC
6.533% due 10/15/2030 •	EUR	1,000	1,145
Mobility Global, Inc.
5.050% due 06/15/2029	$	900	902
Mondelez International, Inc.
4.625% due 07/03/2031	CAD	7,600	5,563
MPLX LP
4.500% due 04/15/2038	$	805	729
4.700% due 04/15/2048		1,500	1,247
4.900% due 04/15/2058		75	62
4.950% due 03/14/2052		1,400	1,182
5.000% due 03/01/2033		988	981
5.400% due 04/01/2035		600	600
5.500% due 02/15/2049		1,060	978
National Football League
4.780% due 10/05/2030 «(i)		2,700	2,670
5.250% due 10/05/2034 «(i)		2,300	2,285
National Fuel Gas Co.
2.950% due 03/01/2031		2,700	2,471
Newmont Corp./Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		20	16
Northern Natural Gas Co.
4.300% due 01/15/2049		6,100	4,813
Northern Star Resources Ltd.
6.125% due 04/11/2033		3,600	3,734
Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,800	1,474

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Novartis Capital Corp.
5.600% due 03/18/2046		2,800	2,829
NTT Finance Corp.
5.259% due 11/01/2033 (b)		1,200	1,197
O’Reilly Automotive, Inc.
5.100% due 03/12/2036		500	496
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033		900	942
Oracle Corp.
3.600% due 04/01/2040		100	73
3.600% due 04/01/2050 (k)		1,120	682
3.650% due 03/25/2041		1,900	1,365
3.800% due 11/15/2037 (k)		2,800	2,238
3.850% due 04/01/2060 (k)		8,005	4,705
4.100% due 03/25/2061		3,800	2,326
4.500% due 07/08/2044		900	672
5.375% due 09/27/2054		700	549
5.500% due 09/27/2064		1,300	1,006
PeaceHealth Obligated Group
3.218% due 11/15/2050		1,260	849
Petroleos Mexicanos
10.000% due 02/07/2033		4,271	5,031
Pfizer Netherlands International Finance BV
2.875% due 05/19/2029	EUR	600	684
Philip Morris International, Inc.
3.250% due 06/06/2032		600	676
3.875% due 08/21/2042	$	880	720
4.250% due 10/29/2032		2,900	2,813
Piedmont Healthcare, Inc.
2.719% due 01/01/2042		500	353
2.864% due 01/01/2052		500	313
Post Holdings, Inc.
6.500% due 03/15/2036		1,500	1,484
Renesas Electronics Corp.
2.170% due 11/25/2026		4,900	4,854
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		6,598	6,580
Rogers Communications, Inc.
3.200% due 03/15/2027		1,000	991
Royalty Pharma PLC
5.950% due 09/25/2055		1,400	1,396
Sands China Ltd.
2.300% due 03/08/2027		2,100	2,067
3.250% due 08/08/2031		1,300	1,183
Santos Finance Ltd.
5.750% due 11/13/2035		700	706
Saudi Arabian Oil Co.
5.875% due 07/17/2064		2,800	2,631
6.375% due 06/02/2055		1,000	1,019
Skyworks Solutions, Inc.
3.000% due 06/01/2031		600	538
Smithfield Foods, Inc.
4.250% due 02/01/2027		1,000	998
Snam SpA
5.750% due 05/28/2035		2,000	2,062
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		1,000	997
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		288	260
T-Mobile USA, Inc.
3.300% due 02/15/2051		1,900	1,240
3.400% due 10/15/2052		3,500	2,296
3.600% due 11/15/2060		5,401	3,499
Targa Resources Corp.
6.125% due 03/15/2033		2,100	2,213
6.250% due 07/01/2052		702	714
6.500% due 02/15/2053		3,400	3,561
TD SYNNEX Corp.
1.750% due 08/09/2026		4,200	4,188
2.375% due 08/09/2028		3,400	3,234
2.650% due 08/09/2031		2,340	2,086
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,660	2,493
7.625% due 04/01/2037		4,720	5,535
8.375% due 06/15/2032		3,600	4,186
Teva Pharmaceutical Finance Netherlands II BV
4.125% due 06/01/2031	EUR	2,000	2,303
Topaz Solar Farms LLC
4.875% due 09/30/2039	$	3,134	2,782
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		1,168	996
Transocean International Ltd.
7.875% due 10/15/2032		225	235
United Airlines Pass-Through Trust
2.700% due 11/01/2033		424	387
2.875% due 04/07/2030		407	392

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

3.100% due 04/07/2030	348	335
3.450% due 01/07/2030	221	214
4.550% due 02/25/2033	1,593	1,538
5.875% due 04/15/2029	1,625	1,646
UnitedHealth Group, Inc.
5.050% due 04/15/2053	4,600	4,138
5.200% due 04/15/2063	5,000	4,478
5.750% due 07/15/2064	287	281
Valley Children’s Hospital
4.399% due 03/15/2048	2,000	1,687
Var Energi ASA
6.500% due 05/22/2035	1,800	1,910
Venture Global Calcasieu Pass LLC
6.000% due 05/01/2036	400	405
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	100	104
6.750% due 01/15/2036	500	530
Vmed O2 U.K. Financing I PLC
6.750% due 01/15/2033	1,600	1,356
VMware LLC
2.200% due 08/15/2031	350	308
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	2,400	2,408
Weir Group, Inc.
5.350% due 05/06/2030	1,300	1,312
Williams Cos., Inc.
5.150% due 03/15/2034	2,400	2,399
Woodside Finance Ltd.
5.100% due 09/12/2034	3,250	3,196
5.400% due 05/19/2030	3,200	3,253
Wynn Macau Ltd.
5.625% due 08/26/2028	3,300	3,280

		374,930

UTILITIES 11.3%
AEP Texas, Inc.
5.400% due 06/01/2033	3,300	3,359
AES Corp.
5.450% due 06/01/2028	900	910
Alabama Power Co.
4.300% due 01/02/2046	700	584
4.300% due 07/15/2048	2,000	1,640
Alliant Energy Finance LLC
3.600% due 03/01/2032	1,700	1,579
Ameren Corp.
5.700% due 12/01/2026	600	603
American Transmission Systems, Inc.
5.000% due 09/01/2044	200	183
Arizona Public Service Co.
2.650% due 09/15/2050	20	12
AT&T, Inc.
3.500% due 09/15/2053	1,883	1,223
3.650% due 09/15/2059	6,731	4,305
Baltimore Gas & Electric Co.
5.400% due 06/01/2053	3,400	3,228
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	200	160
4.600% due 05/01/2053	400	334
6.125% due 04/01/2036	500	534
Black Hills Corp.
6.000% due 01/15/2035	704	733
6.150% due 05/15/2034	4,200	4,413
Boston Gas Co.
6.119% due 07/20/2053	4,560	4,557
CenterPoint Energy Houston Electric LLC
4.800% due 03/15/2030	1,000	1,007
4.850% due 04/01/2036	400	392
Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035	4,790	4,869
Cleco Power LLC
5.300% due 01/15/2036	800	797
Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	3,500	3,441
Commonwealth Edison Co.
3.850% due 03/15/2052	100	74
Consolidated Edison Co. of New York, Inc.
4.300% due 12/01/2056	100	79
Constellation Energy Generation LLC
5.800% due 03/01/2033	4,900	5,116
COX Asset Mexico SA de CV
7.125% due 01/08/2032	400	406
Dominion Energy, Inc.
5.450% due 03/15/2035	2,500	2,539
DTE Electric Co.
4.850% due 03/01/2036	2,000	1,956

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Duke Energy Carolinas LLC
3.750% due 06/01/2045		270	210
4.000% due 09/30/2042		400	334
Duke Energy Corp.
5.800% due 06/15/2054		900	878
Duke Energy Florida LLC
3.000% due 12/15/2051		1,496	967
3.850% due 11/15/2042		4,600	3,757
6.350% due 09/15/2037		200	218
Duke Energy Ohio, Inc.
5.400% due 06/15/2033		110	111
Duke Energy Progress LLC
2.500% due 08/15/2050		2,390	1,395
5.250% due 03/15/2033		4,100	4,183
Edison International
5.750% due 06/15/2027		330	332
Electricite de France SA
6.125% due 04/22/2056		4,000	3,949
ENEL Finance International NV
7.500% due 10/14/2032		2,768	3,102
Entergy Arkansas LLC
2.650% due 06/15/2051		60	36
3.350% due 06/15/2052		270	183
Entergy Corp.
2.400% due 06/15/2031		2,290	2,040
Entergy Mississippi LLC
5.050% due 04/15/2036		600	590
Entergy Texas, Inc.
1.750% due 03/15/2031		3,200	2,806
5.800% due 09/01/2053		600	598
Evergy Kansas Central, Inc.
5.250% due 03/15/2035		2,100	2,114
Eversource Energy
5.125% due 05/15/2033		1,500	1,501
Gazprom PJSC via Gaz Finance PLC
3.500% due 07/14/2031		8,000	5,204
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		600	596
Georgia Power Co.
3.250% due 03/15/2051		5,300	3,601
3.700% due 01/30/2050		1,000	745
4.300% due 03/15/2042		3,752	3,261
5.125% due 05/15/2052		2,400	2,231
Greenko Power II Ltd.
4.300% due 12/13/2028		294	282
Indiana Michigan Power Co.
3.250% due 05/01/2051		1,780	1,198
6.050% due 03/15/2037		800	846
IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,800	2,720
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		2,400	2,217
ITC Holdings Corp.
4.875% due 04/15/2031		1,500	1,495
Kentucky Utilities Co.
3.300% due 06/01/2050		70	48
5.450% due 04/15/2033		2,000	2,056
Louisville Gas & Electric Co.
5.450% due 04/15/2033		2,000	2,058
MidAmerican Energy Co.
2.700% due 08/01/2052		2,300	1,417
Narragansett Electric Co.
5.350% due 05/01/2034		1,400	1,421
National Grid USA
5.803% due 04/01/2035		120	125
New York State Electric & Gas Corp.
1.950% due 10/01/2030		480	421
2.150% due 10/01/2031		2,000	1,756
5.850% due 08/15/2033		700	733
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	3,600	2,558
4.670% due 06/12/2035		3,600	2,606
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	$	3,500	2,863
Northern States Power Co.
3.600% due 09/15/2047		6,300	4,729
Nova Securitisation SARL
5.750% due 02/03/2031		2,400	2,316
6.500% due 02/03/2036		3,000	2,823
NRG Energy, Inc.
4.734% due 10/15/2030		2,400	2,372
Oglethorpe Power Corp.
5.050% due 10/01/2048		1,358	1,209
Ohio Power Co.
2.900% due 10/01/2051		1,100	676
5.850% due 10/01/2035		100	104

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

ONEOK, Inc.
5.850% due 11/01/2064	2,900	2,712
7.150% due 01/15/2051	100	111
Orange SA
4.750% due 01/13/2033	1,200	1,178
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,885
3.000% due 06/15/2028	3,200	3,098
3.250% due 06/01/2031	1,700	1,569
3.500% due 08/01/2050	7,250	4,841
3.750% due 08/15/2042	2,790	2,114
3.950% due 12/01/2047	1,000	733
4.200% due 03/01/2029	2,200	2,169
4.250% due 03/15/2046	300	232
4.300% due 03/15/2045	500	395
4.400% due 03/01/2032	2,000	1,934
4.500% due 07/01/2040	6,100	5,253
4.550% due 07/01/2030	750	739
4.600% due 06/15/2043	900	750
4.750% due 02/15/2044	100	85
4.950% due 07/01/2050	370	309
5.250% due 03/01/2052	300	260
6.150% due 01/15/2033	1,200	1,254
PacifiCorp
4.125% due 01/15/2049	8,300	6,318
4.150% due 02/15/2050	300	228
5.750% due 04/01/2037	60	61
6.000% due 01/15/2039	2,040	2,082
6.100% due 08/01/2036	60	63
6.250% due 10/15/2037	3,300	3,468
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450% due 02/03/2036	800	766
Progress Energy, Inc.
7.750% due 03/01/2031	2,500	2,798
Public Service Co. of Colorado
5.150% due 09/15/2035	900	895
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	4,597
Puget Energy, Inc.
7.000% due 09/15/2056 •	2,000	2,024
RWE Finance U.S. LLC
5.125% due 09/18/2035	400	391
San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,319
4.150% due 05/15/2048	9,400	7,481
Shell Finance U.S., Inc.
5.125% due 10/15/2041	4,300	4,143
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,952
Southern California Edison Co.
2.250% due 06/01/2030	800	726
2.500% due 06/01/2031	4,700	4,198
2.750% due 02/01/2032	2,400	2,136
2.950% due 02/01/2051	3,000	1,812
3.450% due 02/01/2052	2,300	1,520
3.650% due 03/01/2028	200	197
3.650% due 02/01/2050	1,100	762
3.650% due 06/01/2051	2,020	1,391
3.900% due 12/01/2041	500	391
3.900% due 03/15/2043	3,600	2,762
4.650% due 10/01/2043	1,850	1,567
6.000% due 01/15/2034	3,600	3,735
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,209
4.125% due 06/01/2048	4,417	3,465
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,200	2,304
Southwestern Public Service Co.
5.300% due 08/15/2036	800	798
TXNM Energy, Inc.
7.000% due 07/31/2056 •	800	809
Verizon Communications, Inc.
5.000% due 01/15/2036	3,000	2,927
5.875% due 11/30/2055	3,100	3,010
Virginia Electric & Power Co.
4.900% due 09/15/2035	800	783
4.950% due 03/15/2036	900	881
Vodafone Group PLC
5.350% due 06/18/2036	2,600	2,579
5.750% due 02/10/2063	800	742
5.875% due 06/28/2064	1,729	1,636

		250,571

Total Corporate Bonds & Notes (Cost $1,155,563)		1,080,520

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.4%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	200	177
3.000% due 06/01/2046	1,320	1,206
4.214% due 06/01/2050	2,600	1,836
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
3.037% due 06/01/2032	4,200	3,755
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	969

		7,943

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	7,307	7,811

ILLINOIS 0.3%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	69	73
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
3.007% due 01/01/2033	5,030	4,538
Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	900	962

		5,573

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (d)	700	470

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037	2,890	2,756

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds,(BABs), Series 2010
7.834% due 02/15/2041	800	946

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021
2.991% due 06/01/2042	3,770	2,903

TEXAS 0.1%
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	2,900	2,120

Total Municipal Bonds & Notes (Cost $35,156)		30,522

U.S. GOVERNMENT AGENCIES 20.5%
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	500	512
Federal Home Loan Mortgage Corp.
5.000% due 03/01/2038 - 12/01/2038	8	7
5.975% due 04/01/2035 •	6	7
6.000% due 04/01/2036 - 10/01/2037	17	18
6.375% due 10/01/2035 •	3	3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~	4,278	4,147
Federal Home Loan Mortgage Corp. REMICS
4.107% due 01/15/2033 •	1	1
5.000% due 04/15/2038	158	159
6.000% due 06/15/2035	487	501
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 10/25/2044 - 02/25/2045 •	36	35
6.500% due 10/25/2043	28	28
Federal National Mortgage Association
4.966% due 06/01/2043 •	17	18
5.453% due 10/01/2035 •	72	73
5.455% due 04/01/2035 •	62	63
5.561% due 12/01/2034 •	87	89
5.675% due 06/01/2035 •	230	234
5.810% due 06/01/2031	2,000	2,048
5.842% due 12/01/2033 •	8	8
5.875% due 06/01/2035 •	165	167

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

6.155% due 11/01/2035 •	2	2
6.225% due 11/01/2034 •	102	106
6.275% due 09/01/2035 •	3	3
6.432% due 08/01/2035 •	10	11
Federal National Mortgage Association REMICS
3.000% due 12/25/2046	1,538	1,078
3.913% due 07/25/2037 •	3	3
3.985% due 03/25/2036 •	1	1
4.392% due 08/25/2040 •	165	165
5.000% due 08/25/2033	12	12
5.500% due 04/25/2033 - 08/25/2035	15	16
6.000% due 07/25/2031 - 03/25/2036	1,127	1,159
6.039% due 05/25/2035 ~	66	68
Federal National Mortgage Association Trust
5.900% due 07/25/2042	3	3
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~ (a)	15,850	636
Government National Mortgage Association
4.000% due 08/20/2055 - 12/20/2055	594	553
5.625% due 05/20/2030 •	10	10
Government National Mortgage Association REMICS
3.250% due 02/20/2049	2,791	2,464
Government National Mortgage Association, TBA
4.000% due 07/01/2056 - 08/01/2056	50,998	47,409
4.500% due 07/01/2056	20,300	19,501
Resolution Funding Corp. Interest STRIPS
0.000% due 01/15/2029 (a)	1,000	899
Tennessee Valley Authority
4.875% due 05/15/2035	4,800	4,909
U.S. Small Business Administration
5.290% due 12/01/2027	18	18
5.510% due 11/01/2027	4	4
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 09/01/2056	131,988	123,270
4.500% due 07/01/2056 - 08/01/2056	57,000	54,573
5.000% due 07/01/2056 - 08/01/2056	184,800	181,406
6.500% due 08/01/2056	7,800	8,060

Total U.S. Government Agencies (Cost $454,912)		454,457

U.S. TREASURY OBLIGATIONS 74.0%
U.S. Treasury Bonds
1.125% due 05/15/2040 (k)	44,275	28,032
1.125% due 08/15/2040 (k)(o)	95,010	59,546
1.375% due 11/15/2040 (k)	55,540	35,924
1.625% due 11/15/2050	14,500	7,582
1.750% due 08/15/2041 (k)	80,600	54,051
1.875% due 02/15/2041	427,700	296,892
1.875% due 02/15/2051 (k)	52,395	29,136
2.000% due 11/15/2041 (o)	10,500	7,275
2.000% due 02/15/2050	22,030	12,843
2.000% due 08/15/2051 (k)	43,400	24,719
2.250% due 08/15/2049 (k)	32,576	20,270
2.375% due 11/15/2049 (m)	875	558
2.500% due 02/15/2045	15,520	10,889
2.750% due 11/15/2042 (m)	1,000	760
2.750% due 08/15/2047	12,900	9,124
2.750% due 11/15/2047 (k)	38,200	26,938
2.875% due 05/15/2049 (o)	405	288
3.000% due 11/15/2044	14,350	10,981
3.000% due 05/15/2045	12,360	9,402
3.000% due 02/15/2047	18,800	13,996
3.000% due 02/15/2048	12,900	9,501
3.000% due 08/15/2048 (k)(m)	141,390	103,629
3.000% due 02/15/2049 (k)	89,030	64,936
3.125% due 02/15/2043 (k)	24,610	19,683
3.125% due 08/15/2044 (m)	14,310	11,202
3.375% due 08/15/2042	46,550	38,858
3.375% due 11/15/2048 (k)	345,100	270,027
3.625% due 08/15/2043	3,200	2,727
3.875% due 02/15/2043	12,700	11,257
3.875% due 05/15/2043	9,100	8,046
4.125% due 08/15/2044 (k)	77,000	69,661
4.500% due 11/15/2054 (o)	2,700	2,514
4.625% due 05/15/2044	1,000	966
4.625% due 11/15/2044 (k)	28,200	27,186
4.625% due 11/15/2045 (k)	4,100	3,939
4.625% due 02/15/2046 (k)	11,700	11,234
4.750% due 02/15/2045 (k)	11,900	11,644
4.875% due 08/15/2045 (k)	1,500	1,489
5.000% due 05/15/2045 (k)	11,100	11,198
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	34,720	32,165
1.125% due 01/15/2033 (m)	47,020	44,489
1.750% due 01/15/2034	48,630	47,528
1.875% due 07/15/2034 (k)	3,183	3,138
2.125% due 01/15/2035 (m)	6,013	6,001

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

U.S. Treasury Notes
3.875% due 04/30/2030 (m)	14,300	14,147
4.125% due 10/31/2029 (m)(o)	1,520	1,518
4.125% due 02/15/2036 (k)	10,130	9,885
4.375% due 05/15/2036 (k)	18,253	18,157
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(m)	71,900	50,907
0.000% due 08/15/2034 (a)	32,970	23,067
0.000% due 05/15/2035 (a)(m)	32,500	21,915
0.000% due 11/15/2036 (a)	37,600	23,472
0.000% due 08/15/2037 (a)(m)	8,900	5,332
0.000% due 05/15/2041 (a)	450	217
0.000% due 08/15/2041 (a)	350	166
0.000% due 11/15/2041 (a)	170	79
0.000% due 02/15/2042 (a)	1,850	851
0.000% due 05/15/2042 (a)	1,240	563
0.000% due 08/15/2042 (a)	1,890	844
0.000% due 11/15/2042 (a)	810	357

Total U.S. Treasury Obligations (Cost $1,909,833)		1,643,701

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
4.314% due 10/25/2035 ~	390	345
American Home Mortgage Assets Trust
3.883% due 10/25/2046 •	45	42
4.664% due 11/25/2046 •	1,463	333
Banc of America Funding Trust
5.608% due 02/20/2036 ~	71	68
Banc of America Mortgage Trust
5.214% due 08/25/2035 ~	217	210
Bank5
4.793% due 12/15/2058	7,100	7,078
BBCMS Mortgage Trust
4.534% due 09/15/2058	1,000	989
5.015% due 09/15/2058	5,000	5,027
Bear Stearns ALT-A Trust
4.083% due 08/25/2036 •	1,952	1,788
4.231% due 11/25/2036 ~	91	48
4.642% due 09/25/2035 ~	1,755	902
4.870% due 10/25/2035 ~	121	100
Bear Stearns ARM Trust
4.015% due 05/25/2047 ~	338	305
4.641% due 11/25/2030 ~	12	12
5.581% due 11/25/2034 ~	7	6
6.420% due 10/25/2035 •	14	14
Bear Stearns Mortgage Funding Trust
4.123% due 10/25/2036 •	1,307	1,176
Benchmark Mortgage Trust
4.016% due 03/15/2052	4,500	4,391
4.767% due 01/15/2058	2,900	2,888
5.439% due 08/15/2058 ~	3,200	3,260
BMO Mortgage Trust
5.187% due 07/15/2058	5,000	5,042
Chase Mortgage Finance Trust
4.350% due 03/25/2037 ~	111	104
5.500% due 11/25/2035	1,285	886
ChaseFlex Trust
4.323% due 05/25/2037 •	1,793	1,748
CHL Mortgage Pass-Through Trust
4.223% due 05/25/2035 •	32	29
4.309% due 11/25/2037 ~	276	262
4.403% due 03/25/2035 •	80	69
4.669% due 11/25/2034 ~	24	23
4.959% due 02/20/2035 ~	1	1
5.197% due 11/20/2034 ~	5	5
5.250% due 05/25/2035	65	46
6.148% due 02/20/2036 •	66	62
6.224% due 02/20/2036 •	12	10
CHL Reperforming Loan REMICS Trust
4.183% due 07/25/2036 •	799	764
Citigroup Mortgage Loan Trust, Inc.
3.833% due 01/25/2037 •	13	12
4.563% due 08/25/2035 •	15	15
6.480% due 10/25/2035 •	9	9
COMM Mortgage Trust
3.140% due 10/10/2036	4,300	4,244
Countrywide Alternative Loan Trust
3.949% due 12/20/2046 •	357	323
4.143% due 09/25/2046 •	341	338
4.174% due 03/20/2046 •	85	81
4.183% due 05/25/2036 •	1,752	1,677
4.323% due 02/25/2037 •	36	30
4.394% due 12/20/2035 •	359	345
4.398% due 11/20/2035 •	1,479	1,444

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

5.500% due 09/25/2035		939	646
5.500% due 10/25/2035		2,107	1,038
5.500% due 11/25/2035		425	221
5.500% due 03/25/2036		60	23
6.000% due 03/25/2036		2,723	1,143
6.250% due 08/25/2037		99	43
DSLA Mortgage Loan Trust
4.274% due 08/19/2045 •		40	36
First Citizens Loan Trust
5.681% due 05/27/2053 «		7,100	7,124
First Horizon Mortgage Pass-Through Trust
4.327% due 12/25/2034 ~		1	1
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		5,225	5,074
GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •		283	230
GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~		2	2
HarborView Mortgage Loan Trust
4.134% due 01/19/2038 •		952	861
4.164% due 12/19/2036 •		2,321	2,104
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	6,400	8,491
IndyMac INDX Mortgage Loan Trust
3.525% due 04/25/2037 ~	$	65	58
3.651% due 04/25/2037 ~		103	92
4.163% due 06/25/2046 •		255	235
4.283% due 07/25/2035 •		1,975	1,310
4.355% due 12/25/2034 ~		6	6
JP Morgan Mortgage Trust
4.384% due 01/25/2037 ~		11	9
4.663% due 11/25/2049 •		161	159
4.663% due 12/25/2049 •		75	74
4.828% due 04/25/2066 ~		6,382	6,406
5.114% due 02/25/2035 ~		1	1
5.809% due 07/25/2035 ~		316	316
Lehman XS Trust
4.123% due 12/25/2036 •		498	519
MASTR Adjustable Rate Mortgages Trust
3.973% due 04/25/2046 •		215	203
5.370% due 11/21/2034 ~		20	20
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •		5	5
Merrill Lynch Mortgage Investors Trust
5.302% due 05/25/2033 ~		4	4
5.653% due 02/25/2034 ~		2	2
6.088% due 07/25/2034 ~		29	29
6.197% due 05/25/2033 ~		2	2
Morgan Stanley Mortgage Loan Trust
4.063% due 08/25/2036 •		2,494	508
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •		9,700	9,724
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		2,022	1,941
4.500% due 05/25/2058 ~		1,124	1,088
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.159% due 05/25/2036 ~ (g)		12,502	2,189
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	36,200	24,981
RALI Trust
4.183% due 04/25/2046 •	$	175	42
6.000% due 06/25/2036		3,186	2,541
6.000% due 08/25/2036		436	367
6.500% due 08/25/2036		801	717
Residential Asset Securitization Trust
4.163% due 01/25/2046 •		183	48
4.213% due 04/25/2035 •		39	18
Structured Adjustable Rate Mortgage Loan Trust
4.083% due 10/25/2035 •		20	19
4.203% due 05/25/2037 •		71	68
5.144% due 01/25/2035 •		30	28
Structured Asset Mortgage Investments II Trust
4.183% due 04/25/2036 •		162	150
4.203% due 05/25/2036 •		89	75
4.383% due 12/25/2035 •		2	2
4.414% due 10/19/2034 •		4	4
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.446% due 12/25/2033 ~		4	4
TBW Mortgage-Backed Trust
6.000% due 07/25/2036		4,569	1,676
WaMu Mortgage Pass-Through Certificates Trust
3.632% due 05/25/2046 •		17	13
4.133% due 05/25/2034 •		223	211
4.208% due 02/25/2037 ~		129	123
4.235% due 12/25/2036 ~		126	117
4.303% due 12/25/2045 •		16	16

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.343% due 10/25/2045 •		195	190
4.444% due 02/25/2047 •		246	232
4.444% due 03/25/2047 •		120	108
4.474% due 01/25/2047 •		1	1
4.504% due 04/25/2047 •		417	390
4.590% due 07/25/2037 ~		13	12
4.744% due 08/25/2046 •		491	465
4.792% due 08/25/2046 •		5,014	4,420
5.244% due 10/25/2046 •		2	2
5.244% due 11/25/2046 •		36	32
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.714% due 05/25/2046 •		220	199
Wells Fargo Commercial Mortgage Trust
5.218% due 10/15/2042 •		1,594	1,598
5.268% due 07/15/2037 •		1,500	1,503
Worldwide Plaza Trust
3.526% due 11/10/2036		3,300	2,722

Total Non-Agency Mortgage-Backed Securities (Cost $151,657)			141,582

ASSET-BACKED SECURITIES 9.7%
AUTOMOBILE ABS OTHER 0.2%
Ford Credit Floorplan Master Owner Trust A
4.363% due 09/15/2029 •		5,000	5,022

AUTOMOBILE SEQUENTIAL 0.4%
Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,300	7,519
FCCU Auto Receivables Trust
5.540% due 04/16/2029		631	634
Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	1,981	1,407

			9,560

CASINO SERVICES 0.1%
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «		3,377	2,220

CMBS OTHER 0.5%
ACREC LLC
5.087% due 01/18/2043 •		$3,500	3,502
AREIT Trust
4.856% due 01/20/2037 •		777	778
FS Rialto Issuer LLC
5.089% due 01/19/2044 •		1,000	1,003
KREF Ltd.
5.089% due 02/17/2039 •		472	472
LMNT CRE LLC
5.189% due 07/21/2043 •		2,100	2,103
LRECS LLC
5.139% due 08/19/2043 •		2,800	2,801
PFP Ltd.
5.137% due 08/18/2043 •		500	502

			11,161

CREDIT CARD OTHER 0.3%
Synchrony Card Funding LLC
5.740% due 10/15/2029		5,500	5,525

HOME EQUITY OTHER 1.9%
ACE Securities Corp. Home Equity Loan Trust
4.738% due 05/25/2034 •		559	602
Argent Securities Trust
4.063% due 06/25/2036 •		4,698	3,122
Bear Stearns Asset-Backed Securities I Trust
4.273% due 12/25/2036 •		42	41
C-BASS Trust
3.089% due 01/25/2037 •		24	7
3.396% due 04/25/2037 þ		22	22
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •		283	286
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •		6	4
4.113% due 03/25/2037 •		462	406
Countrywide Asset-Backed Certificates
4.243% due 04/25/2037 •		308	276
Countrywide Asset-Backed Certificates Trust
4.243% due 03/25/2036 •		756	702
4.403% due 09/25/2047 •		6,547	5,877
5.638% due 07/25/2035 •		72	72

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC
3.415% due 12/25/2035 •		654	634
3.819% due 07/25/2037 •		13	9
4.208% due 07/25/2035 •		245	235
First NLC Trust
3.833% due 08/25/2037 •		13	6
Fremont Home Loan Trust
4.828% due 06/25/2035 •		1,353	1,341
GSAMP Trust
3.903% due 12/25/2036 •		5	2
4.023% due 12/25/2046 •		1,150	604
4.043% due 12/25/2036 •		1,425	758
4.083% due 04/25/2036 •		178	116
4.163% due 11/25/2036 •		164	75
4.163% due 01/25/2047 •		4,711	2,284
4.303% due 03/25/2047 •		623	459
Lehman ABS Mortgage Loan Trust
3.853% due 06/25/2037 •		10	6
Long Beach Mortgage Loan Trust
4.063% due 06/25/2036 •		14,460	6,760
MASTR Asset-Backed Securities Trust
4.123% due 02/25/2036 •		1,655	575
4.588% due 10/25/2034 •		1,850	1,844
MASTR Specialized Loan Trust
4.283% due 02/25/2036 •		790	780
Merrill Lynch Mortgage Investors Trust
4.693% due 07/25/2035 •		452	454
Morgan Stanley ABS Capital I, Inc. Trust
3.963% due 02/25/2037 •		1,884	824
3.983% due 10/25/2036 •		2,410	1,044
4.093% due 02/25/2037 •		3,873	1,692
4.223% due 09/25/2036 •		3,012	1,253
New Century Home Equity Loan Trust
4.503% due 08/25/2034 •		7	7
4.843% due 01/25/2034 •		52	53
NovaStar Mortgage Funding Trust
4.103% due 01/25/2037 •		5,811	1,873
Option One Mortgage Loan Trust
4.003% due 04/25/2037 •		2,808	1,371
4.498% due 05/25/2035 •		389	379
SASCO Mortgage Loan Trust
4.888% due 04/25/2035 •		307	330
Soundview Home Loan Trust
3.843% due 06/25/2037 •		7	5
3.933% due 07/25/2037 •		232	203
3.983% due 01/25/2037 •		2,776	2,015
Structured Asset Investment Loan Trust
5.488% due 11/25/2034 •		2,253	2,465
Wells Fargo Home Equity Asset-Backed Securities Trust
4.223% due 04/25/2037 •		280	276

			42,149

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities Trust
5.598% due 10/25/2036 ~		5	5
First Franklin Mortgage Loan Trust
3.983% due 12/25/2037 •		741	715
4.813% due 09/25/2033 •		1,668	1,684
Securitized Asset-Backed Receivables LLC Trust
4.343% due 12/25/2035 •		465	456

			2,860

OTHER ABS 6.2% 37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		1,000	1,001
37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •		1,600	1,602
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •		1,000	1,000
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •		600	600
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •		600	600
Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(b)	EUR	1,200	1,371
Arbour CLO DAC
3.613% due 05/15/2038 •		2,000	2,290
Arbour CLO XIII DAC
3.453% due 08/15/2038 •		1,100	1,257
Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •	$	577	578
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		1,066	1,067

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Bain Capital Credit CLO Ltd.
4.840% due 07/17/2035 •		900	901
Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •	EUR	1,900	2,173
Barings Euro CLO DAC
3.426% due 08/15/2039 •		1,000	1,144
3.444% due 10/21/2038 •		2,200	2,517
Bayfront Iabs VII Pte. Ltd.
4.904% due 04/11/2048 «•	$	2,985	2,979
Birch Grove CLO Ltd.
5.270% due 07/17/2037 •		3,300	3,309
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR	1,300	1,488
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •	$	1,800	1,801
Cairn CLO XI DAC
3.434% due 01/15/2040 •	EUR	1,500	1,715
Capital Four CLO IV DAC
3.394% due 04/15/2038 •		1,000	1,143
Capital Four CLO X DAC
3.415% due 10/25/2038 •		900	1,030
Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •	$	1,000	1,000
Capital Street Master Trust
4.693% due 08/16/2029 •		1,000	1,001
Carlyle U.S. CLO Ltd.
4.747% due 01/25/2035 •		900	901
CarVal CLO I Ltd.
4.910% due 07/16/2031 •		391	391
CBAMR Ltd.
5.303% due 07/15/2037 •		2,400	2,404
Cumulus Static CLO DAC
3.483% due 11/15/2033 •	EUR	1,703	1,947
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		1,500	1,716
CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •		2,000	2,291
CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •		3,191	3,645
ECMC Group Student Loan Trust
4.492% due 02/27/2068 •	$	780	779
Elevation CLO Ltd.
4.797% due 07/25/2034 •		1,000	1,001
Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •	EUR	3,700	4,230
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •	$	59	59
GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •		1,000	1,001
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		550	551
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	1,300	1,487
3.444% due 01/15/2039 •		1,700	1,945
Harvest CLO XVI DAC
3.464% due 10/15/2038 •		2,200	2,518
Horizon Aircraft Finance I Ltd.
4.458% due 12/15/2038	$	708	707
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •		137	137
Indigo Credit Management I DAC
3.464% due 10/15/2037 •	EUR	1,000	1,144
Indigo Credit Management II DAC
3.404% due 07/15/2038 •		1,250	1,430
Invesco Euro CLO V DAC
3.224% due 01/15/2034 •		1,220	1,395
Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •		1,900	2,173
Invitation Homes Trust
4.000% due 09/17/2041	$	7,376	7,181
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •		1,200	1,201
KKR CLO 27 Ltd.
4.783% due 01/15/2035 •		500	500
KKR CLO 33 Ltd.
4.755% due 07/20/2034 •		400	400
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •		900	901
Margay CLO II DAC
3.439% due 07/15/2037 •	EUR	1,000	1,144
Mountain View CLO LLC
4.549% due 04/14/2033 •	$	958	958
MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •	EUR	1,400	1,601
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •	$	800	801

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Nelnet Student Loan Trust
4.610% due 02/21/2061		6,409	6,299
Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •		1,000	1,001
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •		112	112
Northwoods Capital XIV-B Ltd.
4.894% due 11/13/2031 •		341	341
Palmer Square European Loan Funding DAC
3.134% due 07/15/2035 •	EUR	1,111	1,270
3.150% due 10/15/2035 •		1,900	2,174
3.983% due 08/15/2033 •		2,000	2,291
Penta CLO 9 DAC
3.015% due 07/25/2036 •		1,500	1,716
Pikes Peak CLO 4
4.883% due 07/15/2034 •	$	1,000	1,001
Providus CLO VII DAC
3.374% due 07/15/2038 •	EUR	1,000	1,143
Providus CLO VIII DAC
3.415% due 11/20/2038 •		1,600	1,829
Romark CLO V Ltd.
4.863% due 01/15/2035 •	$	1,200	1,200
Romark Credit Funding Ltd.
5.423% due 07/29/2043		2,900	2,907
SMB Private Education Loan Trust
5.030% due 03/15/2056		7,457	7,410
Sound Point CLO XXVIII Ltd.
4.947% due 01/25/2032 •		1,436	1,437
Switch ABS Issuer LLC
5.121% due 10/25/2055		10,350	10,203
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		1,100	1,101
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		1,300	1,302
Tesla Sustainable Energy Trust
5.080% due 06/21/2050		325	325
Thayer Park CLO Ltd.
4.675% due 04/20/2034 •		600	601
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •		1,100	1,101
Toro European CLO 2 DAC
3.155% due 07/25/2034 •	EUR	1,273	1,456
Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •	$	1,800	1,801
UPX HIL Issuer Trust
5.160% due 01/25/2047		710	704
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •		1,000	1,001
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		374	374
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		2,000	2,002
Wellfleet CLO Ltd.
4.823% due 07/15/2034 •		800	801
4.855% due 04/20/2034 •		600	601

			137,610

Total Asset-Backed Securities (Cost $227,395)			216,107

SOVEREIGN ISSUES 9.1%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033		1,200	1,196
4.875% due 04/30/2029		2,100	2,116
Brazil Government International Bonds
4.875% due 04/23/2033	EUR	3,100	3,558
5.500% due 04/23/2036		3,400	3,931
Canada Government Bonds
3.000% due 06/01/2034	CAD	3,400	2,358
Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030	$	2,500	2,466
Colombia Government International Bonds
6.125% due 01/21/2031		400	404
7.375% due 09/18/2037		720	767
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	700	853
CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,400	1,777
Eagle Funding Luxco SARL
5.500% due 08/17/2030	$	7,500	7,540
Israel Government International Bonds
5.500% due 03/12/2034		6,200	6,294
Italy Buoni Poliennali Del Tesoro
1.800% due 05/15/2036 (e)	EUR	22,414	25,713
Ivory Coast Government International Bonds
4.875% due 01/30/2032		6,400	7,234
5.250% due 03/22/2030		3,400	3,939

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	1,760,000		7,833
2.400% due 03/20/2055		265,000		1,208
2.800% due 06/20/2055		1,130,000		5,623
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,280,000		11,120
2.400% due 03/20/2045		424,000		2,200
Kuwait International Government Bonds
4.804% due 04/20/2033	$	3,300		3,294
Peru Government International Bonds
5.400% due 08/12/2034	PEN	2,200		629
6.150% due 08/12/2032		86,600		27,439
6.950% due 08/12/2031		10,800		3,594
Qatar Government International Bonds
4.800% due 04/08/2033	$	2,900		2,916
Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	17,600		1,086
8.500% due 01/31/2037		70,800		4,306
8.875% due 02/28/2035		633,200		40,062
Romania Government International Bonds
2.875% due 04/13/2042	EUR	1,690		1,307
5.500% due 09/18/2028		2,650		3,148
6.750% due 07/11/2039		700		849
Spain Government Bonds
5.150% due 10/31/2044		8,800		11,857
U.K. Gilts
4.375% due 07/31/2054	GBP	3,300		3,679

Total Sovereign Issues (Cost $202,473)				202,296

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(f)		1,100,000		946
Capital Farm Credit ACA
8.393% due 09/15/2026 (f)		2,700,000		2,683
CoBank ACB
4.250% due 01/01/2027 (f)		2,400,000		2,373
Farm Credit Bank of Texas
7.750% due 06/15/2029 (f)		500,000		522

Total Preferred Securities (Cost $6,700)				6,524

SHORT-TERM INSTRUMENTS 1.9%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (h)		1,907,236		1,907

		PRINCIPAL
		AMOUNT
		(000s	)
REPURCHASE AGREEMENTS (j) 1.8%
				39,846

Total Short-Term Instruments (Cost $41,753)				41,753

Total Investments in Securities (Cost $4,206,237)				3,838,486

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		13,179		128

Total Short-Term Instruments (Cost $128)				128

Total Investments in Affiliates (Cost $128)				128

Total Investments 172.8% (Cost $4,206,365)				$3,838,614
Financial Derivative Instruments (l)(n) 0.4% (Cost or Premiums, net $12,588)				9,596
Other Assets and Liabilities, net (73.2)%				(1,626,678)

Net Assets 100.0%				$2,221,532

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	5.330%	06/07/2035	03/11/2025	$900	$904	0.04%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,337	2,761	0.12
National Football League	4.780	10/05/2030	06/27/2025	2,700	2,670	0.12
National Football League	5.250	10/05/2034	06/27/2025	2,300	2,285	0.10

				$9,237	$8,620	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS (j) REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.600%	06/30/2026	07/07/2026	$34,673	U.S. Treasury Bonds 4.750% due 02/15/2045	$(34,372)	$34,673	$34,676
JPS	3.600	06/30/2026	07/07/2026	5,173	U.S. Treasury Bonds 3.375% due 08/15/2042	(5,127)	5,173	5,174

Total Repurchase Agreements						$(39,499)	$39,846	$39,850

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	3.640%	06/30/2026	07/01/2026	$(13,118)	$(13,120)
BRC	3.250	06/22/2026	07/31/2026	(1,075)	(1,076)
BSN	3.720	06/09/2026	07/15/2026	(158,656)	(159,016)
CIB	3.710	06/04/2026	07/16/2026	(14,255)	(14,295)
DEU	3.680	06/30/2026	07/07/2026	(10,092)	(10,093)
	3.710	06/10/2026	07/01/2026	(1,649)	(1,653)
	3.750	06/29/2026	07/06/2026	(1,368)	(1,368)
IND	3.730	06/23/2026	07/21/2026	(13,423)	(13,434)
JPS	3.650	06/22/2026	07/06/2026	(5,194)	(5,198)
	3.740	06/24/2026	07/15/2026	(1,155)	(1,156)
	3.760	06/30/2026	07/01/2026	(3,668)	(3,668)
MSR	3.640	07/01/2026	07/02/2026	(13,086)	(13,086)
NXN	3.710	06/08/2026	07/06/2026	(247,125)	(247,711)
SCX	3.500	05/07/2026	07/01/2026	(1,628)	(1,637)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

	3.650	06/10/2026	07/01/2026	(589)	(590)
STR	3.730	07/01/2026	07/02/2026	(44,415)	(44,415)
	3.740	06/30/2026	07/01/2026	(40,369)	(40,373)
UBS	3.650	06/10/2026	07/01/2026	(2,145)	(2,150)
WAN	3.710	06/17/2026	07/13/2026	(309,700)	(310,147)

Total Reverse Repurchase Agreements					$(884,186)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	3.720%	05/13/2026	07/13/2026	$(28,477)	$(28,621)
	3.720	06/08/2026	07/08/2026	(276,841)	(277,499)
	3.750	06/24/2026	07/22/2026	(44,488)	(44,521)

Total Sale-Buyback Transactions					$(350,641)

(k)	Securities with an aggregate market value of $1,175,802 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(1,132,978) at a weighted average interest rate of 3.714%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(333) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	9	$9	$(2)	$(2)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	9	9	(2)	(2)

					$(4)	$(4)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	29	$29	$(5)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	29	29	(5)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	29	29	(5)	(1)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	29	29	(4)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	27	27	(8)	(2)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	35	35	(9)	(5)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	76	76	(17)	(8)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	42	42	(7)	(9)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	42	42	(8)	(2)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	14	14	(3)	(5)

					$(71)	$(33)

Total Written Options					$(75)	$(37)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,633	$179,451	$1,292	$0	$(485)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,756	361,969	(180)	0	(206)
Long Gilt Futures	09/2026	739	87,448	2,097	127	(441)
SFE 10 Year Australian Bond Futures	09/2026	212	16,119	219	31	(37)
Three-Month SOFR Futures	06/2027	650	155,870	(1,631)	0	(65)
Three-Month SOFR Futures	09/2027	668	160,245	(1,604)	0	(75)
Three-Month SOFR Futures	12/2027	650	156,041	(1,366)	0	(65)
Ultra U.S. Treasury Bond Futures	09/2026	2,887	335,343	9,732	0	(2,165)

				$8,559	$158	$(3,539)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

SHORT FUTURES CONTRACTS
										Variation Margin
Description						Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 5 Year U.S. Treasury Notes Futures						09/2026	1,601	$(171,382)	$(65)	$300	$0
French Government Bond Futures						09/2026	220	(30,160)	(115)	53	0
Montreal Exchange 5 Year Canadian Bond Futures						09/2026	343	(27,353)	(98)	2	0
TSE Japanese 10 Year Bond Futures						09/2026	58	(45,577)	(130)	164	0
Ultra 10 Year U.S. Treasury Notes Futures						09/2026	5,306	(596,759)	(7,444)	2,073	0

									$(7,852)	$2,592	$0

Total Futures Contracts									$707	$2,750	$(3,539)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.		1.000%	Quarterly	06/20/2028	0.395%	$23,500	$(128)	$405	$277	$0	$(4)
Glencore Finance		5.000	Quarterly	12/20/2029	0.487EUR	1,600	338	(60)	278	0	0
T-Mobile USA, Inc.		5.000	Quarterly	06/20/2028	0.264	$2,400	413	(193)	220	0	(1)
Verizon Communications, Inc.		1.000	Quarterly	06/20/2028	0.360	3,000	(9)	46	37	0	(1)
Verizon Communications, Inc.		1.000	Quarterly	12/20/2028	0.413	800	(2)	13	11	0	0
Volkswagen International Finance NV		1.000	Quarterly	06/20/2028	0.379EUR	200	2	1	3	0	0

							$614	$212	$826	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-45 5-Year Index			1.000%	Quarterly	12/20/2030	$107,770	$2,397	$(31)	$2,366	$0	$(12)
CDX.IG-46 5-Year Index			1.000	Quarterly	06/20/2031	278,440	5,141	1,042	6,183	0	(34)

							$7,538	$1,011	$8,549	$0	$(46)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	69,740	$(1,482)	$(792)	$(2,274)	$0	$(95)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		26,870	83	806	889	67	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		56,300	2,309	(124)	2,185	148	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	9,140,000	260	35	295	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		$7,400	0	51	51	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		14,900	0	97	97	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		72,000	0	459	459	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		134,400	0	814	814	109	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		72,000	0	419	419	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		71,700	0	413	413	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	18	18	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		68,400	109	268	377	97	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,700	(3)	7	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		30,590	180	(49)	131	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		16,300	0	427	427	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		25,900	0	553	553	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		48,400	5	1,671	1,676	129	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	7,199	7,010	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		105,223	(105)	1,019	914	334	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		36,800	284	695	979	136	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(65)	87	22	0	(71)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		13,200	(56)	(211)	(267)	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		10,200	(33)	(354)	(387)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		1,500	(5)	(51)	(56)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		4,800	(10)	110	100	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,500	(9)	93	84	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		27,300	334	268	602	139	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		100	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		300	0	36	36	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		100	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	10,247	9,258	174	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		41,590	2,597	12,164	14,761	340	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		200	(2)	33	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		100	2	2	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053		1,400	0	(49)	(49)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		396	1	8	9	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.809	Annual	02/15/2055		7,400	0	498	498	79	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		13,200	253	176	429	144	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	76,600	(159)	178	19	0	(4)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,200	(2)	5	3	0	(1)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		4,400	(12)	(6)	(18)	0	(4)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		3,200	(8)	(112)	(120)	0	(4)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		35,460	(517)	(122)	(639)	0	(47)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		24,000	306	128	434	31	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	5,500	12	(12)	0	2	0

							$3,089	$37,126	$40,215	$2,518	$(350)

Total Swap Agreements							$11,241	$38,349	$49,590	$2,518	$(402)

(m)

Securities with an aggregate market value of $60,941 and cash of $5,405 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	1,444		$1,033	$33	$0
	07/2026	CNH	21,379		3,166	17	0
	07/2026	NZD	12,921		7,631	292	0
	07/2026		$401	CAD	570	1	0
	07/2026		6,017	NZD	10,651	32	0
	08/2026	CAD	569		$401	0	(1)
	08/2026	NZD	10,651		6,024	0	(32)
	08/2026	SGD	3,440		2,662	0	(3)
BOA	07/2026	BRL	261		50	0	(1)
	07/2026	INR	3,252		34	0	0
	07/2026	KRW	285,596		188	3	0
	07/2026	NOK	5,135		519	0	0
	07/2026	PEN	5,210		1,539	15	0
	07/2026	SGD	23		18	0	0
	07/2026		$1,309	AUD	1,828	0	(44)
	07/2026		50	BRL	261	0	0
	07/2026		1,684	CNH	11,387	0	(7)
	07/2026		1,170	NOK	10,866	0	(72)
	07/2026		1,539	PEN	5,209	0	(15)
	07/2026		176	PLN	666	1	0
	07/2026		5,984	SGD	7,745	3	0
	08/2026	ILS	2,947		$991	0	0
	08/2026	SGD	7,728		5,984	0	(3)
	08/2026		$296	INR	28,046	0	0
	09/2026	MXN	3,809		$215	0	(2)
	09/2026		$184	INR	17,478	0	0
BPS	07/2026	BRL	30,252		$5,844	3	(19)
	07/2026	CHF	1,416		1,800	48	0
	07/2026	CNH	11,532		1,704	6	0
	07/2026	EUR	141,808		165,157	3,133	(4)
	07/2026	GBP	1,643		2,167	0	(13)
	07/2026	HUF	4,220		14	0	0
	07/2026	IDR	191,886,082		10,707	5	(11)
	07/2026	ILS	5,679		1,927	18	0
	07/2026	INR	355,371		3,700	0	(54)
	07/2026	JPY	973		6	0	0
	07/2026	KRW	826,510		542	8	0
	07/2026	NOK	1,175		119	1	0
	07/2026	THB	49,467		1,508	20	(3)
	07/2026		$1,085	AUD	1,574	5	0
	07/2026		5,832	BRL	30,252	34	(6)
	07/2026		18	CAD	25	0	0
	07/2026		1,533	GBP	1,153	2	(5)
	07/2026		4,114	IDR	73,638,179	4	0
	07/2026		10,594	INR	1,004,844	27	(16)
	07/2026		1,368	JPY	221,400	0	(6)
	07/2026		2,539	KRW	3,894,101	0	(21)
	07/2026		733	TWD	23,136	0	(7)
	07/2026	ZAR	31,436		$1,916	0	0
	08/2026	IDR	22,996,968		1,280	0	(1)
	08/2026	ILS	663		222	0	(1)
	08/2026		$820	BRL	4,283	3	0
	08/2026		2,167	GBP	1,643	13	0
	08/2026		2,482	INR	235,571	1	0
	09/2026	IDR	20,929,364		$1,152	0	(9)
	09/2026	THB	44,007		1,357	24	0
	09/2026		$6,683	IDR	118,291,078	10	(127)
	09/2026		826	INR	78,477	0	(2)
	09/2026		269	THB	8,830	0	(2)
	12/2026		725	IDR	13,192,066	3	0
BRC	07/2026	ILS	5,459		$1,845	9	0
	07/2026	JPY	221,448		1,370	8	0
	07/2026	NZD	18,768		11,099	440	0
	07/2026	TRY	2,922		61	0	(1)
	07/2026		$29,381	TRY	1,399,786	226	0
	07/2026	ZAR	155,252		$9,558	95	0
	08/2026		$1,370	JPY	220,868	0	(8)
BSH	07/2026	JPY	5,157		$32	1	0
	07/2026	PEN	25,527		7,576	113	0
	07/2026		$10,423	NZD	18,449	54	0
	07/2026		1,633	PEN	5,571	0	(3)
	08/2026	NZD	18,449		$10,435	0	(54)
	09/2026		$3,850	BRL	19,749	0	(81)
	10/2026	PEN	5,597		$1,633	2	0
	02/2027		16,548		4,754	0	(46)
CBK	07/2026	IDR	5,728,754		320	0	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	ILS	6,332		2,180	51	0
	07/2026	INR	238,903		2,532	8	0
	07/2026	NOK	6,030		650	41	0
	07/2026	PEN	29,469		8,371	10	(259)
	07/2026		$2,038	IDR	36,571,345	5	0
	07/2026		2,465	INR	238,903	58	0
	07/2026		277	KRW	418,183	0	(6)
	07/2026		3,133	PEN	10,679	2	(10)
	07/2026		2,204	PLN	8,053	0	(63)
	07/2026		262	TWD	8,287	0	(2)
	08/2026	ILS	8,722		$3,029	95	0
	08/2026		$544	ILS	1,615	0	(1)
	08/2026		461	INR	43,770	0	0
	09/2026	IDR	76,241,460		$4,223	0	(9)
	09/2026	INR	24,144		251	0	(2)
	09/2026	PEN	5,377		1,566	0	(3)
	09/2026	THB	54,108		1,634	0	(5)
	09/2026		$1,384	IDR	24,686,911	0	(14)
	09/2026		686	MXN	12,279	11	0
	09/2026		4	PEN	12	0	0
	12/2026	PEN	4,316		$1,235	0	(20)
	12/2026		$2,185	IDR	39,723,463	5	0
	05/2027	PEN	8,792		$2,476	0	(68)
DUB	07/2026	IDR	4,857,691		272	0	0
	07/2026	INR	95,187		1,008	3	0
	07/2026		$673	INR	64,883	12	0
	07/2026		367	NOK	3,406	0	(23)
	07/2026		2,202	PLN	8,169	0	(30)
	07/2026		4,633	SGD	5,994	0	(1)
	07/2026	ZAR	72,193		$4,460	59	0
	08/2026	SGD	5,980		4,633	1	0
	09/2026	IDR	58,681,909		3,257	1	0
	09/2026		$850	IDR	15,428,676	7	0
	09/2026		1,008	INR	95,833	0	(3)
	10/2026	PEN	30,460		$8,805	0	(67)
	12/2026		$653	IDR	11,837,670	0	(1)
FAR	07/2026	CNH	11,473		$1,696	6	0
	07/2026	INR	93,479		991	3	0
	07/2026	JPY	279,516		1,728	8	0
	07/2026	SGD	40,939		32,090	446	0
	07/2026		$4,851	CNH	32,999	8	0
	07/2026		10,541	HUF	3,256,285	0	(90)
	07/2026		980	INR	93,479	8	0
	07/2026		1,822	JPY	289,574	0	(41)
	07/2026		6,683	PLN	24,600	0	(143)
	07/2026		15,077	SGD	19,553	37	0
	07/2026	ZAR	102,847		$6,232	0	(37)
	08/2026	CNH	32,927		4,851	0	(8)
	08/2026	ILS	4,659		1,627	60	0
	08/2026	SGD	19,508		15,077	0	(37)
	08/2026		$1,728	JPY	278,785	0	(9)
	09/2026		479	INR	45,867	3	0
	09/2026		557	MXN	9,838	2	0
GLM	07/2026	BRL	172,511		$33,496	79	0
	07/2026	IDR	35,519,527		1,984	0	(2)
	07/2026	KRW	792,298		513	1	0
	07/2026		$32,260	BRL	172,511	1,157	0
	07/2026		38,553	CAD	54,861	129	0
	07/2026		1,981	IDR	35,519,527	6	0
	07/2026		513	KRW	792,185	0	(1)
	08/2026	CAD	54,783		$38,553	0	(129)
	08/2026		$655	INR	62,833	6	0
	09/2026	IDR	35,727,533		$1,981	0	(2)
	09/2026	MXN	4,784		274	2	0
	09/2026	THB	137,754		4,269	96	0
	09/2026		$32,752	BRL	171,276	0	(62)
	09/2026		3,963	IDR	71,153,466	9	(23)
	09/2026		2,661	INR	255,845	27	0
	09/2026		801	MXN	13,961	0	(8)
JPM	07/2026	AUD	7,342		$5,236	152	0
	07/2026	ILS	15,234		5,103	0	(17)
	07/2026	INR	16,509		175	0	0
	07/2026	KRW	244,826		158	0	0
	07/2026	NOK	7,516		759	0	0
	07/2026	NZD	360		213	8	0
	07/2026		$1,134	GBP	845	0	(13)
	07/2026		297	IDR	5,344,087	1	0
	07/2026		175	INR	16,509	0	(1)
	07/2026		237	KRW	364,326	0	(2)
	07/2026		1,663	NZD	2,949	12	0
	07/2026		1,236	PLN	4,524	1	(34)
	07/2026		1,081	THB	36,126	7	0
	08/2026	ILS	15,293		$5,266	122	0
	08/2026		$983	INR	93,334	1	0
	08/2026		759	NOK	7,520	0	0
	09/2026	IDR	5,552,536		$307	0	(1)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	MXN	9,662		548		1	(2)
	09/2026	THB	107,531		3,295		49	(11)
	09/2026		$1,472	INR	140,316		1	0
	09/2026		2,262	MXN	39,495		0	(18)
	12/2026		26,633		467,309		0	(268)
MBC	07/2026	AUD	26		$19		1	0
	07/2026	CHF	13,937		17,696		457	(10)
	07/2026	EUR	1,028		1,195		20	0
	07/2026	IDR	489,236		27		0	0
	07/2026	INR	95,564		1,012		3	0
	07/2026	JPY	3,893		25		1	0
	07/2026	KRW	4,915,795		3,243		65	0
	07/2026	NOK	2,471		249		0	0
	07/2026		$3,733	AUD	5,410		13	0
	07/2026		159,969	EUR	140,785		941	(49)
	07/2026		27	IDR	489,236		0	0
	07/2026		1,560	INR	150,392		27	0
	07/2026		873	NOK	8,094		0	(55)
	08/2026	AUD	3,441		$2,373		0	(8)
	08/2026	CAD	459		324		0	0
	08/2026	EUR	138,316		157,311		0	(940)
	08/2026		$348	INR	33,058		1	0
	08/2026		110	NOK	1,091		0	0
	09/2026	THB	31,725		$950		0	(11)
	09/2026		$4,204	INR	402,151		21	(3)
NGF	07/2026	GBP	338		$444		0	(4)
	07/2026	IDR	32,877,618		1,837		0	(2)
	07/2026		$1,844	IDR	32,877,618		0	(5)
	07/2026		1,578	INR	151,789		25	0
	07/2026		3,261	SGD	4,223		3	0
	08/2026	SGD	4,213		$3,261		0	(3)
	08/2026		$444	GBP	338		4	0
	09/2026	IDR	33,062,003		$1,844		9	0
	09/2026		$847	IDR	15,071,906		0	(10)
SCX	07/2026	INR	74,944		$791		0	0
	07/2026		$691	IDR	12,395,329		2	0
	07/2026		2,076	INR	199,035		25	0
	07/2026		783	PEN	2,681		1	0
	08/2026	CHF	15,789		$19,572		0	(39)
	08/2026		$1,629	INR	156,067		14	0
	09/2026	IDR	36,932,889		$2,046		0	(4)
	09/2026	PEN	2,689		783		0	(2)
	09/2026	THB	59,035		1,820		33	(1)
	09/2026		$2,159	IDR	38,765,036		4	(12)
	09/2026		791	INR	75,446		1	0
SSB	07/2026	CAD	56,418		$40,914		1,134	0
	07/2026	CHF	489		622		17	0
	07/2026	GBP	17		23		0	0
	07/2026		$354	CAD	502		0	0
	07/2026		2,338	EUR	2,051		5	0
	08/2026	CAD	501		$354		0	0
	08/2026	EUR	2,051		2,342		0	(5)
	08/2026		$23	GBP	17		0	0
UAG	07/2026		2,241	PLN	8,190		0	(64)
	09/2026	MXN	3,997		$228		1	0
	09/2026	THB	5,953		181		1	0
	11/2026	HUF	630,084	EUR	1,748		0	(7)

Total Forward Foreign Currency Contracts							$10,359	$(3,460)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW		KRW	1,400.000	07/09/2026	12,000	$120	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	59,200	$108	$106
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	12/29/2026	29,600	52	53

							$160	$159

Total Purchased Options							$280	$159

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	12,000	$(42)	$0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	7,600	(121)	(64)

						$(163)	$(64)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953%	12/29/2026	6,800	$(108)	$(107)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.943	12/29/2026	3,400	(51)	(52)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	2,600	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	2,600	(7)	0

							$(173)	$(165)

Total Written Options							$(336)	$(229)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.561%	$900	$126	$(87)	$39	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	6,760	$1,352	$86	$1,438	$0

Total Swap Agreements							$1,478	$(1)	$1,477	$0

(o)

Securities with an aggregate market value of $921 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,195	$4,829	$21,024
Corporate Bonds & Notes
Banking & Finance	0	453,829	1,190	455,019
Industrials	0	369,975	4,955	374,930
Utilities	0	250,571	0	250,571
Municipal Bonds & Notes
California	0	7,943	0	7,943
Georgia	0	7,811	0	7,811
Illinois	0	5,573	0	5,573
Nevada	0	470	0	470
New York	0	2,756	0	2,756
Ohio	0	946	0	946
Pennsylvania	0	2,903	0	2,903
Texas	0	2,120	0	2,120
U.S. Government Agencies	0	454,457	0	454,457
U.S. Treasury Obligations	0	1,643,701	0	1,643,701
Non-Agency Mortgage-Backed Securities	0	109,477	32,105	141,582
Asset-Backed Securities
Automobile ABS Other	0	5,022	0	5,022
Automobile Sequential	0	9,560	0	9,560
Casino Services	0	0	2,220	2,220
CMBS Other	0	11,161	0	11,161
Credit Card Other	0	5,525	0	5,525
Home Equity Other	0	42,149	0	42,149
Whole Loan Collateral	0	2,860	0	2,860
Other ABS	0	133,260	4,350	137,610
Sovereign Issues	0	202,296	0	202,296
Preferred Securities
Banking & Finance	0	6,524	0	6,524
Short-Term Instruments
Mutual Funds	0	1,907	0	1,907
Repurchase Agreements	0	39,846	0	39,846

	$0	$3,788,837	$49,649	$3,838,486
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128	$0	$0	$128

Total Investments	$128	$3,788,837	$49,649	$3,838,614

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	377	4,891	0	5,268
Over the counter	0	11,995	0	11,995

	$377	$16,886	$0	$17,263
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(478)	(3,500)	0	(3,978)
Over the counter	0	(3,689)	0	(3,689)

	$(478)	$(7,189)	$0	$(7,667)

Total Financial Derivative Instruments	$(101)	$9,697	$0	$9,596

Totals	$27	$3,798,534	$49,649	$3,848,210

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,769	$0	$(830)	$1	$63	$(174)	$0	$0	$4,829	$(116)
Corporate Bonds & Notes
Banking & Finance	908	284	0	0	0	(2)	0	0	1,190	(3)
Industrials	4,981	0	0	0	0	(26)	0	0	4,955	(26)
Non-Agency Mortgage-Backed Securities	24,976	7,100	0	0	0	29	0	0	32,105	29
Asset-Backed Securities
Casino Services	2,290	0	(30)	0	(2)	(38)	0	0	2,220	(42)
Other ABS	5,196	1,367	(15)	0	0	(24)	0	(2,174)	4,350	(1)

Totals	$44,120	$8,751	$(875)	$1	$61	$(235)	$0	$(2,174)	$49,649	$(159)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$4,829	Discounted Cash Flow	Discount Rate		5.000
Corporate Bonds & Notes
Banking & Finance	904	Discounted Cash Flow	Discount Rate		5.268	—
	286	Recent Transaction	Purchase Price	EUR	0.000
Industrials	4,955	Discounted Cash Flow	Discount Rate		5.047 - 5.348	5.189
Non-Agency Mortgage-Backed Securities	24,981	Discounted Cash Flow	Discount Rate		5.814	—
	7,124	Proxy pricing	Base Price		100.000	—
Asset-Backed Securities
Casino Services	2,220	Discounted Cash Flow	Discount Rate		6.321	—
Other ABS	4,350	Discounted Cash Flow	Discount Rate		5.341 – 100.000	35.173

Total	$49,649

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust